Fair value of financial assets and liabilities - Details of financial assets and liabilities classified into Level 3 of fair value hierarchy (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 3,623,168
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Ending balance		4,695,688		₩ 3,623,168
Gains losses from financial assets and liabilities classified as level3 that the group holds as at the end of the year		2,770		₩ 2,634		₩ 37,430
Description of reasons for transfers into Level 3 of fair value hierarchy, assets				The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 3 of fair value hierarchy, assets						The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers into Level 3 of fair value hierarchy, liabilities						The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Description of reasons for transfers out of Level 3 of fair value hierarchy, liabilities						The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)				₩ 0		₩ 0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)				0		₩ 0
Financial instruments measured at fair value level 3 of fair value hierarchy except for sensitivity analysis		₩ 3,196,703		₩ 3,030,775
Unfavorable changes in unobservable inputs in other comprehensive income		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.
Description of methods and assumptions used in preparing sensitivity analysis		Woori Bank, a subsidiary of the Group, uses the internal model approved by the Financial Supervisory Service to measure the VaR using the Historical Simulation Method based on a 99% confidence level and a 10-day retention period, and calculates equity capital required for market risk for calculating the BIS ratio. For internal management purposes, limit management is performed on a daily basis measuring VaR based on a 99% confidence and 1 day retention period. In addition, Woori Bank perform a daily verification that compares VaR measurement and profit and loss to verify the suitability of the model.
Financial assets
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 3,618,528		₩ 4,111,113
Beginning balance						₩ 2,996,755
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination						379,459
Net Income(loss)		199,758	[1]	119,487	[2]	41,051	[3]
Other comprehensive income		2,084		11,362		(4,920)
Purchases/issuances		1,709,301		1,478,167		1,684,153
Disposals/settlements		(843,401)		(2,096,296)		(975,385)
Transfer to or out of level 3	[4]	(32)		(5,305)		(10,000)
Ending balance		4,686,238		3,618,528		4,111,113
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		16,400		10,937		11,638
Unfavorable changes in unobservable inputs in net income(loss)		(13,799)		(9,252)		(10,620)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		24,370		30,391		21,587
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		(17,579)		(23,865)		(16,740)
Financial assets at FVTPL
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		3,037,073		3,540,398
Beginning balance						2,503,057
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination						379,459
Net Income(loss)		199,758	[1]	119,487	[2]	41,051	[3]
Other comprehensive income		0		0		0
Purchases/issuances		1,706,944		1,477,522		1,601,926
Disposals/settlements		(814,570)		(2,095,029)		(972,903)
Transfer to or out of level 3	[4]	(32)		(5,305)		(12,192)
Ending balance		4,129,173		3,037,073		3,540,398
Debt securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		2,117		4,618
Beginning balance						5,826
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination						0
Net Income(loss)		(40)	[1]	(431)	[2]	(632)	[3]
Other comprehensive income		0		0		0
Purchases/issuances		0		1,000		2,627
Disposals/settlements		(999)		(4,070)		(3,203)
Transfer to or out of level 3	[4]	0		1,000		0
Ending balance		1,078		2,117		4,618
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		1		13		13
Unfavorable changes in unobservable inputs in net income(loss)		0		(12)		(10)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		0		0		0
Equity securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		303,985		450,371
Beginning balance						464,741
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination						3,894
Net Income(loss)		697	[1]	(24,501)	[2]	(8,977)	[3]
Other comprehensive income		0		0		0
Purchases/issuances		20,175		33,570		5,088
Disposals/settlements		(16,974)		(154,455)		(14,407)
Transfer to or out of level 3	[4]	(32)		(1,000)		32
Ending balance		307,851		303,985		450,371
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		10,146		6,348		8,539
Unfavorable changes in unobservable inputs in net income(loss)		(8,079)		(5,331)		(7,337)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0		₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (-0.5%~0.5%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.		Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (-0.5%~0.5%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.		Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (0~1%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%..
Capital contributions
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 1,287,723		₩ 865,685
Beginning balance						₩ 515,199
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination						173,244
Net Income(loss)		103,376	[1]	82,596	[2]	39,500	[3]
Other comprehensive income		0		0		0
Purchases/issuances		703,160		575,643		194,396
Disposals/settlements		(117,785)		(236,201)		(56,654)
Transfer to or out of level 3	[4]	0		0		0
Ending balance		1,976,474		1,287,723		865,685
Beneficiary certificates
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		1,104,074		1,917,811
Beginning balance						1,275,734
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination						166,467
Net Income(loss)		(2,922)	[1]	10,347	[2]	(7,919)	[3]
Other comprehensive income		0		0		0
Purchases/issuances		98,420		86,224		715,437
Disposals/settlements		259,204		(910,308)		(231,908)
Transfer to or out of level 3	[4]	0		0		0
Ending balance		1,458,776		1,104,074		1,917,811
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		737		1,305		1,403
Unfavorable changes in unobservable inputs in net income(loss)		(737)		(1,171)		(1,537)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0		₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.		Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.		Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%
Loans
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 213,635		₩ 209,062
Beginning balance						₩ 152,629
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination						35,854
Net Income(loss)		17,544	[1]	16,975	[2]	6,149	[3]
Other comprehensive income		0		0		0
Purchases/issuances		802,092		761,045		656,880
Disposals/settlements		(928,766)		(773,447)		(642,450)
Transfer to or out of level 3	[4]	0		0		0
Ending balance		104,505		213,635		209,062
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		203		682		933
Unfavorable changes in unobservable inputs in net income(loss)		(200)		(671)		(932)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0		0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.				Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
Derivative assets
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 29,348		7,872
Beginning balance						₩ 25,048
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination						0
Net Income(loss)		64,359	[1]	22,256	[2]	9,458	[3]
Other comprehensive income		0		0		0
Purchases/issuances		582		5,058		9,501
Disposals/settlements		(319)		0		(23,911)
Transfer to or out of level 3	[4]	0		(5,838)		(12,224)
Ending balance		93,970		29,348		7,872
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		2,453		1,668		110
Unfavorable changes in unobservable inputs in net income(loss)		(1,993)		(1,191)		(257)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0		₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Others
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 96,191		₩ 84,979
Beginning balance						₩ 63,880
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination						0
Net Income(loss)		16,744	[1]	12,245	[2]	3,472	[3]
Other comprehensive income				0		0
Purchases/issuances		40,836		14,982		17,997
Disposals/settlements		(8,931)		(16,548)		(370)
Transfer to or out of level 3	[4]	0		533		0
Ending balance		144,840		96,191		84,979
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		2,860		921		640
Unfavorable changes in unobservable inputs in net income(loss)		(2,790)		(876)		(547)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0		₩ 0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
Other foreign currency financial assets
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 0
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Net Income(loss)	[1]	0
Purchases/issuances		41,679
Disposals/settlements		0
Transfer to or out of level 3	[4]	0
Ending balance		41,679		₩ 0
Equity securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		581,455		570,715
Beginning balance						₩ 493,698
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination						0
Net Income(loss)		0	[1]	0	[2]	0	[3]
Other comprehensive income		2,084		11,362		(4,920)
Purchases/issuances		2,357		645		82,227
Disposals/settlements		(28,831)		(1,267)		(2,482)
Transfer to or out of level 3	[4]	0		0		2,192
Ending balance		557,065		581,455		570,715
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		0		0		0
Unfavorable changes in unobservable inputs in net income(loss)		0		0		0
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		24,370		30,391		21,587
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		(17,579)		(23,865)		₩ (16,740)
Description of methods and assumptions used in preparing sensitivity analysis						Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (0~1%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.
Financial liabilities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		4,641		39,766
Beginning balance						₩ 159,986
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination						0
Net Income(loss)		8,058	[1]	4,824	[2]	30,815	[3]
Other comprehensive income		0		0		0
Purchases/issuances		(351)		(3,979)		2,650
Disposals/settlements		(2,899)		(29,716)		(135,152)
Transfer to or out of level 3	[4]	0		(6,254)		(18,533)
Ending balance		9,449		4,641		39,766
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		41		205		833
Unfavorable changes in unobservable inputs in net income(loss)		(39)		(264)		(450)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		0
Derivative liabilities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		4,641		20,136
Beginning balance						72,039
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination						0
Net Income(loss)		8,058	[1]	4,926	[2]	30,150	[3]
Other comprehensive income		0		0		0
Purchases/issuances		(351)		(3,979)		2,650
Disposals/settlements		(2,899)		(10,188)		(66,170)
Transfer to or out of level 3	[4]	0		(6,254)		(18,533)
Ending balance		9,449		4,641		20,136
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		41		205		776
Unfavorable changes in unobservable inputs in net income(loss)		(39)		(264)		₩ (405)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		0		₩ 0
Description of methods and assumptions used in preparing sensitivity analysis				Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Equity-linked securities
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 0		₩ 19,630
Beginning balance						₩ 87,626
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination						0
Net Income(loss)				(102)	[2]	665	[3]
Other comprehensive income				0		0
Purchases/issuances				0		0
Disposals/settlements				(19,528)		(68,661)
Transfer to or out of level 3	[4]			0		0
Ending balance				₩ 0		19,630
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)						57
Unfavorable changes in unobservable inputs in net income(loss)						(45)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)						0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)						₩ 0
Description of methods and assumptions used in preparing sensitivity analysis				Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Derivatives liabilities (designated for hedging)
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance				₩ 0
Beginning balance						₩ 321
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination						0
Net Income(loss)	[3]					0
Other comprehensive income						0
Purchases/issuances						0
Disposals/settlements						(321)
Transfer to or out of level 3	[4]					0
Ending balance						₩ 0

[1]	For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 2,770 million Won for the year ended December 31, 2022, which is from financial assets and liabilities that the Group holds as at the end of the year.
[2]	For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 2,634 million Won for the year ended December 31, 2021, which is from financial assets and liabilities that the Group holds as at the end of the year.
[3]	For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 37,430 million Won for the year ended December 31, 2020, which is from financial assets and liabilities that the Group holds as at the end of the year.
[4]	There were transfers between levels as the availability of observable market data for these financial instruments changed. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.